Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM Global Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class A
Trading Symbol	PURAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$68	1.39%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class C
Trading Symbol	PURCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$111	2.29%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.29%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R
Trading Symbol	PURRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class Z
Trading Symbol	PURZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R2
Trading Symbol	PUREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R4
Trading Symbol	PURGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Global Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R6
Trading Symbol	PGRQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 835,762,555
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class A
Trading Symbol	PAHWX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class A	$69	1.41%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%
Net Assets	$ 11,182,138
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class C
Trading Symbol	PAILX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class C	$106	2.16%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.16%
Net Assets	$ 11,182,138
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class Z
Trading Symbol	PAINX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class Z	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 11,182,138
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class R6
Trading Symbol	PAIOX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class R6	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Net Assets	$ 11,182,138
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class A
Trading Symbol	PAHSX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class A	$61	1.31%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.31%
Net Assets	$ 7,670,947
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class C
Trading Symbol	PAHTX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class C	$96	2.06%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.06%
Net Assets	$ 7,670,947
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/
30/2
025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Nextgeneration Global Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PAHUX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class Z	$49	1.06%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.06%
Net Assets	$ 7,670,947
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Nextgeneration Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PAHVX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class R6	$47	1.01%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
Net Assets	$ 7,670,947
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class A
Trading Symbol	PGKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 31,272,953
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class C
Trading Symbol	PGKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$88	1.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.85%
Net Assets	$ 31,272,953
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class Z
Trading Symbol	PGKZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Net Assets	$ 31,272,953
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

Pgim Jennison Technology Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class R6
Trading Symbol	PGKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$38	0.80%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
Net Assets	$ 31,272,953
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets